Provisions - Litigation and other matters - Tax Litigation Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
PROVISIONS	€ 8,441	€ 8,149	€ 9,583	€ 10,852
Banco Santander Brasil SA
Disclosure of other provisions [line items]
Legal proceedings provision, probable loss fully provisioned	815
Banco Santander Brasil Sa Subsidiary
Disclosure of other provisions [line items]
Legal proceedings provision, possible loss, contingent liabilities	5,567
Legal case relating to questionable deduction of loan losses in income tax returns | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of other provisions [line items]
PROVISIONS	0
Legal case appeal relating to tax treatment applied to sales of shares | Banco Santander Brasil SA
Disclosure of other provisions [line items]
PROVISIONS	0
Legal case relating to deduction of expenses in income tax | Banco Santander Brasil SA
Disclosure of other provisions [line items]
PROVISIONS	0
Legal case related to tax deductibility of amortization of goodwill arising on acquisition | Banco Santander Brasil SA | Banco Comercial e de Investimento Sudameris S.A
Disclosure of other provisions [line items]
PROVISIONS	0
Legal case related to tax deductibility of amortization of goodwill arising on acquisition | Banco Santander Brasil SA | Getnet Tecnologia Proces S.A.
Disclosure of other provisions [line items]
PROVISIONS	0
Legal case related to Brazilian tax authorities not admitting compensation with credits derived from other tax concepts | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of other provisions [line items]
PROVISIONS	0
Legal case related to infringement notices initiated by tax authorities regarding the offsetting of tax losses | Banco Santander Brasil SA
Disclosure of other provisions [line items]
PROVISIONS	0
Legal case related to withholding income tax on payments derived from technology services | Banco Santander Brasil SA
Disclosure of other provisions [line items]
PROVISIONS	€ 0